UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.0%

Consumer Discretionary – 16.2%
Auto Components - 3.1%
Drew Industries	26,279	$1,693,944
Fox Factory Holding [1]	165,600	2,618,136
Standard Motor Products	73,500	2,546,775
Stoneridge [1]	112,900	1,643,824
Superior Industries International	91,700	2,024,736
Unique Fabricating	80,800	997,880

		11,525,295

Distributors - 0.4%
Fenix Parts [1,2]	293,200	1,348,720

Diversified Consumer Services - 1.3%
American Public Education [1]	93,130	1,921,272
Capella Education	59,572	3,135,870

		5,057,142

Household Durables - 0.7%
Cavco Industries [1]	28,004	2,617,254

Internet & Catalog Retail - 0.5%
Gaiam Cl. A [1]	317,800	2,033,920

Leisure Products - 1.5%
Malibu Boats Cl. A [1]	175,300	2,874,920
MCBC Holdings [1]	82,117	1,156,207
Smith & Wesson Holding Corporation [1]	57,200	1,522,664

		5,553,791

Media - 0.9%
Global Eagle Entertainment [1]	103,000	877,560
New Media Investment Group	141,100	2,347,904

		3,225,464

Specialty Retail - 6.4%
Boot Barn Holdings [1]	195,700	1,839,580
Buckle (The)	65,925	2,232,880
Build-A-Bear Workshop [1]	126,300	1,640,637
Cato Corporation (The) Cl. A	44,700	1,723,185
Citi Trends	155,686	2,775,881
Container Store Group (The) [1]	165,900	973,833
Kirkland’s	189,180	3,312,542
Shoe Carnival	105,000	2,830,800
Stage Stores	239,200	1,927,952
Stein Mart	390,378	2,861,471
Zumiez [1]	91,200	1,816,704

		23,935,465

Textiles, Apparel & Luxury Goods - 1.4%
Culp	122,249	3,205,369
Vera Bradley [1]	106,000	2,156,040

		5,361,409

Total		60,658,460

Consumer Staples – 0.5%
Food Products - 0.5%
Limoneira Company	98,400	1,495,680
Waterloo Investment Holdings [1,3]	1,303,907	365,094

Total		1,860,774

Energy – 4.0%
Energy Equipment & Services - 3.0%
Gulf Island Fabrication	301,634	2,367,827
Natural Gas Services Group [1]	101,300	2,191,119
Newpark Resources [1]	307,900	1,330,128
Profire Energy [1]	896,729	869,827
Tesco Corporation [1]	266,180	2,291,810
Total Energy Services	211,300	1,952,338

		11,003,049

Oil, Gas & Consumable Fuels - 1.0%
Ardmore Shipping	285,300	2,410,785
Panhandle Oil & Gas Cl. A	83,800	1,450,578

		3,861,363

Total		14,864,412

Financials – 11.8%
Banks - 2.0%
Blue Hills Bancorp	114,000	1,558,380
Caribbean Investment Holdings [1]	1,751,577	188,678
County Bancorp	60,600	1,216,848
John Marshall Bank [1,4]	55,520	929,960
Park Sterling	225,000	1,500,750
TriState Capital Holdings [1]	148,872	1,875,787

		7,270,403

Capital Markets - 3.9%
FBR & Co.	94,375	1,707,244
Gluskin Sheff + Associates	171,100	2,426,689
GMP Capital [1]	242,400	877,212
JMP Group LLC	293,751	1,536,318
Newtek Business Services	130,516	1,631,450
Pzena Investment Management Cl. A	198,600	1,499,430
Silvercrest Asset Management
Group Cl. A	209,700	2,671,578
Westwood Holdings Group	38,527	2,259,608

		14,609,529

Diversified Financial Services - 0.6%
GAIN Capital Holdings	338,500	2,220,560

Insurance - 1.1%
Atlas Financial Holdings [1]	73,600	1,335,104
Blue Capital Reinsurance Holdings	60,392	1,082,225
eHealth [1]	187,100	1,756,869

		4,174,198

Real Estate Management & Development - 1.9%
AV Homes [1]	247,200	2,808,192
FRP Holdings [1]	55,640	1,980,784
Kennedy-Wilson Holdings	103,730	2,271,687

		7,060,663

Thrifts & Mortgage Finance - 2.3%
Beneficial Bancorp [1]	117,140	1,603,647
Clifton Bancorp	141,400	2,137,968
HomeStreet [1]	55,300	1,150,793
Meridian Bancorp	155,200	2,160,384
Westfield Financial	194,354	1,638,404

		8,691,196

Total		44,026,549

Health Care – 11.9%
Biotechnology - 2.8%
BioSpecifics Technologies [1]	34,190	1,190,496
Dynavax Technologies [1]	83,400	1,604,616
Genomic Health [1]	45,000	1,114,650
Lexicon Pharmaceuticals [1,2]	115,668	1,382,232
Progenics Pharmaceuticals [1]	418,800	1,825,968
Zealand Pharma [1]	164,358	3,388,307

		10,506,269

Health Care Equipment & Supplies - 4.9%
AtriCure [1]	61,400	1,033,362
Avinger [1,2]	76,811	735,850
ConforMIS [1,2]	105,700	1,136,275
CryoLife	304,289	3,271,107
Inogen [1]	31,300	1,407,874
Novadaq Technologies [1,2]	113,879	1,262,918
Orthofix International [1]	43,000	1,785,360
RTI Surgical [1]	311,000	1,244,000
SurModics [1]	147,078	2,707,706
Synergetics USA (Rights) [1,3]	246,900	46,911
Syneron Medical [1]	246,985	1,805,460
Trinity Biotech ADR Cl. A [1]	162,170	1,890,902

		18,327,725

Health Care Providers & Services - 1.0%
Landauer	73,100	2,417,417
Nobilis Health [1]	455,200	1,420,224

		3,837,641

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	630,068	1,902,805

Pharmaceuticals - 2.7%
Agile Therapeutics [1]	139,266	864,842
BioDelivery Sciences International [1,2]	420,700	1,358,861
Intersect ENT [1]	79,900	1,518,100
Lipocine [1]	126,800	1,287,020
Relypsa [1,2]	100,800	1,365,840
Theravance Biopharma [1]	127,300	2,393,240
XenoPort [1]	298,400	1,345,784

		10,133,687

Total		44,708,127

Industrials – 18.8%
Aerospace & Defense - 1.0%
CPI Aerostructures [1]	185,744	1,361,503
Vectrus [1]	99,700	2,268,175

		3,629,678

Building Products - 0.6%
AAON	82,262	2,303,336

Commercial Services & Supplies - 1.0%
Heritage-Crystal Clean [1]	204,734	2,035,056
Horizon North Logistics	16,300	15,437
Hudson Technologies [1]	528,700	1,734,136

		3,784,629

Construction & Engineering - 0.9%
MYR Group [1]	73,338	1,841,517
Northwest Pipe [1]	184,600	1,702,012

		3,543,529

Electrical Equipment - 1.2%
LSI Industries	298,813	3,511,053
Power Solutions International [1]	74,100	1,022,580

		4,533,633

Industrial Conglomerates - 0.6%
Raven Industries	137,600	2,204,352

Machinery - 7.0%
CIRCOR International	67,400	3,126,686
Federal Signal	71,400	946,764
FreightCar America	105,791	1,648,224
Gorman-Rupp Company (The)	55,837	1,447,853
Graham Corporation	143,320	2,853,501
Kadant	80,831	3,650,328
Key Technology [1]	233,029	1,589,258
Lindsay Corporation	23,400	1,675,674
Lydall [1]	116,300	3,782,076
RBC Bearings [1]	25,922	1,899,046
Sun Hydraulics	48,000	1,593,120
Tennant Company	36,600	1,884,168

		26,096,698

Marine - 0.8%
Clarkson	88,700	2,828,176

Professional Services - 4.6%
CRA International [1]	109,406	2,148,734
Exponent	22,994	1,172,924
GP Strategies [1]	61,208	1,677,099
Heidrick & Struggles International	103,100	2,443,470
Kforce	152,800	2,991,824
Navigant Consulting [1]	174,800	2,763,588
Resources Connection	267,454	4,161,584

		17,359,223

Road & Rail - 1.1%
Marten Transport	125,785	2,354,695
Patriot Transportation Holding [1]	79,589	1,609,290

		3,963,985

Total		70,247,239

Information Technology – 22.7%
Communications Equipment - 1.7%
CalAmp Corporation [1]	105,200	1,886,236
Digi International [1]	189,084	1,783,062
KVH Industries [1]	256,900	2,453,395

		6,122,693

Electronic Equipment, Instruments & Components - 7.7%
CUI Global [1]	186,866	1,509,877
DTS [1]	121,900	2,654,982
ePlus [1]	47,596	3,831,954
Fabrinet [1]	71,169	2,302,317
FARO Technologies [1]	48,000	1,546,080
GSI Group [1]	195,900	2,773,944
Mesa Laboratories	19,100	1,840,285
Neonode [1]	765,965	1,562,569
Orbotech [1]	102,100	2,427,938
PC Connection	120,700	3,115,267
Perceptron [1]	159,100	771,635
Rogers Corporation [1]	32,500	1,945,775
Vishay Precision Group [1]	187,400	2,625,474

		28,908,097

Internet Software & Services - 1.3%
Intralinks Holdings [1]	160,700	1,266,316
QuinStreet [1]	724,900	2,479,158
United Online [1]	41,800	482,372
UrtheCast Corporation [1]	647,000	567,915

		4,795,761

IT Services - 1.0%
Cass Information Systems	41,300	2,162,055
Computer Task Group	328,942	1,680,894

		3,842,949

Semiconductors & Semiconductor Equipment - 7.1%
Axcelis Technologies [1]	745,100	2,086,280
Brooks Automation	221,900	2,307,760
Nanometrics [1]	140,500	2,225,520
NeoPhotonics Corporation [1]	88,100	1,236,924
PDF Solutions [1]	234,500	3,137,610
Photronics [1]	245,000	2,550,450
Rudolph Technologies [1]	191,693	2,618,526
Sigma Designs [1]	255,000	1,734,000
Silicon Motion Technology ADR	82,100	3,186,301
Ultra Clean Holdings [1]	241,500	1,294,440
Ultratech [1]	54,700	1,194,648
Xcerra Corporation [1]	444,100	2,895,532

		26,467,991

Software - 3.0%
Attunity [1]	179,400	1,284,504
Computer Modelling Group	239,700	1,871,460
QAD Cl. A	87,100	1,850,875
Rubicon Project [1]	145,600	2,661,568
SeaChange International [1]	458,700	2,532,024
Zix Corporation [1]	285,500	1,122,015

		11,322,446

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [1]	164,400	1,111,344
Super Micro Computer [1]	68,011	2,317,815

		3,429,159

Total		84,889,096

Materials – 4.0%
Chemicals - 2.0%
BioAmber [1]	335,679	1,409,852
FutureFuel Corporation	210,500	2,481,795
Quaker Chemical	28,388	2,409,006
Trecora Resources [1]	145,100	1,395,862

		7,696,515

Metals & Mining - 2.0%
Ferroglobe	164,600	1,450,126
Haynes International	74,770	2,729,105
McEwen Mining	469,596	882,840
Olympic Steel	131,270	2,272,284

		7,334,355

Total		15,030,870

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	182,100	1,844,673

Total		1,844,673

Miscellaneous[5] – 1.6%
Total		5,985,154

TOTAL COMMON STOCKS
(Cost $334,243,725)		344,115,354

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $30,104,025 (collateralized
by obligations of various U.S. Government
Agencies, 3.125% due 5/15/21, valued at
$30,706,107)
(Cost $30,104,000)		30,104,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.1949%)
(Cost $3,181,505)		3,181,505

TOTAL INVESTMENTS – 100.9%
(Cost $367,529,230)		377,400,859

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(3,545,018)

NET ASSETS – 100.0%		$373,855,841

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.7%

Consumer Discretionary – 31.6%
Auto Components - 3.2%
Dorman Products [1]	72,400	$3,940,008
Gentex Corporation	577,700	9,064,113
STRATTEC SECURITY	94,319	5,412,967

		18,417,088

Automobiles - 0.6%
Thor Industries	48,785	3,111,020

Household Durables - 0.6%
Flexsteel Industries	77,400	3,380,832

Media - 1.5%
Saga Communications Cl. A	211,482	8,471,969

Multiline Retail - 2.1%
Dillard’s Cl. A	139,300	11,827,963

Specialty Retail - 18.6%
American Eagle Outfitters	731,385	12,192,188
Buckle (The)	497,454	16,848,767
Cato Corporation (The) Cl. A	360,468	13,896,042
DSW Cl. A	532,427	14,716,282
Express [1]	655,696	14,038,451
Genesco [1]	156,340	11,295,565
Shoe Carnival	598,509	16,135,803
Stein Mart	984,251	7,214,560

		106,337,658

Textiles, Apparel & Luxury Goods - 5.0%
Deckers Outdoor [1]	228,286	13,676,614
G-III Apparel Group [1]	71,027	3,472,510
Movado Group	303,429	8,353,400
Steven Madden [1]	79,991	2,962,867

		28,465,391

Total		180,011,921

Consumer Staples – 3.4%
Food & Staples Retailing - 1.2%
Village Super Market Cl. A	285,102	6,888,065

Personal Products - 2.2%
Nu Skin Enterprises Cl. A	333,673	12,762,992

Total		19,651,057

Energy – 3.8%
Energy Equipment & Services - 3.8%
Helmerich & Payne	71,200	4,180,864
Matrix Service [1]	827,161	14,640,750
Unit Corporation [1]	306,240	2,697,974

Total		21,519,588

Financials – 14.8%
Banks - 4.5%
Ames National	206,683	5,117,471
Camden National	202,492	8,504,664
City Holding Company	89,655	4,283,716
CNB Financial	102,300	1,799,457
Codorus Valley Bancorp	42,455	858,440
National Bankshares	86,900	2,982,408
Northrim BanCorp	98,600	2,357,526

		25,903,682

Capital Markets - 2.9%
Federated Investors Cl. B	83,896	2,420,400
Moelis & Company Cl. A	493,840	13,941,103

		16,361,503

Insurance - 2.2%
Allied World Assurance Company
Holdings	59,706	2,086,127
Reinsurance Group of America	105,300	10,135,125

		12,221,252

Thrifts & Mortgage Finance - 5.2%
Genworth MI Canada	743,350	17,519,880
Southern Missouri Bancorp	7,900	189,758
TrustCo Bank Corp. NY	1,994,786	12,088,403

		29,798,041

Total		84,284,478

Health Care – 0.9%
Health Care Equipment & Supplies - 0.1%
Anika Therapeutics [1]	15,500	693,160

Health Care Providers & Services - 0.8%
Ensign Group (The)	187,200	4,238,208

Total		4,931,368

Industrials – 17.7%
Airlines - 1.6%
Spirit Airlines [1]	191,700	9,197,766

Commercial Services & Supplies - 1.2%
UniFirst Corporation	65,119	7,105,785

Construction & Engineering - 1.7%
MYR Group [1]	379,397	9,526,659

Machinery - 5.7%
Alamo Group	199,766	11,128,964
Federal Signal	634,442	8,412,701
Miller Industries [6]	633,405	12,845,453

		32,387,118

Professional Services - 2.2%
Korn/Ferry International	116,946	3,308,402
TrueBlue [1]	354,196	9,262,226

		12,570,628

Road & Rail - 5.0%
Knight Transportation	60,300	1,576,845
Old Dominion Freight Line [1]	48,800	3,397,456
Saia [1]	437,532	12,316,526
Werner Enterprises	414,569	11,259,694

		28,550,521

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies	43,944	1,907,169

Total		101,245,646

Information Technology – 19.0%
Communications Equipment - 4.2%
Alliance Fiber Optic Products [1]	260,000	3,845,400
Brocade Communications Systems	1,447,400	15,313,492
TESSCO Technologies	283,716	4,723,871

		23,882,763

Electronic Equipment, Instruments & Components - 11.1%
Benchmark Electronics [1]	548,098	12,633,659
Fabrinet [1]	287,966	9,315,700
Key Tronic [1]	122,864	878,477
PC Connection	636,006	16,415,315
ScanSource [1]	169,037	6,825,714
Vishay Intertechnology	1,396,999	17,057,358

		63,126,223

Semiconductors & Semiconductor Equipment - 2.1%
MKS Instruments	318,198	11,980,155

Technology Hardware, Storage & Peripherals - 1.6%
Super Micro Computer [1]	277,445	9,455,326

Total		108,444,467

Materials – 0.5%
Chemicals - 0.3%
Innospec	44,633	1,935,287

Metals & Mining - 0.2%
Reliance Steel & Aluminum	18,000	1,245,420

Total		3,180,707

TOTAL COMMON STOCKS
(Cost $488,498,262)		523,269,232

REPURCHASE AGREEMENT – 12.7%
Fixed Income Clearing Corporation,
0.03% dated 3/31/16, due 4/1/16,
maturity value $72,114,060 (collateralized
by obligations of various U.S. Government
Agencies, 2.00%-3.125% due 5/15/21-5/31/21,
valued at $73,556,309)
(Cost $72,114,000)		72,114,000

TOTAL INVESTMENTS – 104.4%
(Cost $560,612,262)		595,383,232

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.4)%		(24,995,516)

NET ASSETS – 100.0%		$570,387,716

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2016. Total market value of loaned securities as of March 31, 2016, was as follows:
Market Value
Micro-Cap Portfolio	$2,975,955
[3]
Securities for which market quotations are not readily available represent 0.1% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2016 and less than 1% of net assets.
[6]
At March 31, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At March 31, 2016, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$367,628,189	$ 9,772,670	$55,256,245	$45,483,575
Small-Cap Portfolio	561,933,873	33,449,359	65,023,578	31,574,219

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$342,773,389	$929,960	$412,005	$344,115,354
Cash Equivalents	3,181,505	30,104,000	–	33,285,505
Small-Cap Portfolio
Common Stocks	523,269,232	–	–	523,269,232
Cash Equivalents	–	72,114,000	–	72,114,000

For the three months ended March 31, 2016, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $6,216,483 were transferred from Level 2 to Level 1 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 3/31/16

Micro-Cap Portfolio
Common Stocks	$412,005	–	$412,005

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/16	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value
Common Stocks	$412,005	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturity of repurchase agreements held by the Funds at March 31, 2016 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2016:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	Gain (Loss)	Income	3/31/16	3/31/16

Small-Cap Portfolio
Miller Industries	641,245	$13,966,316	$–	$166,324	$(2,035)	$107,679	633,405	$12,845,453
		13,966,316			(2,035)	107,679		12,845,453

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Capital Fund
Date: May 20, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Capital Fund
Date: May 20, 2016